Share based compensation - Share Options Issued (Details) - $ / shares	1 Months Ended			12 Months Ended
	Sep. 30, 2024	Nov. 30, 2023	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 01, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year (in shares)				2,990,000	2,100,000	4,000,000
Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year (in shares)	2,990,000	2,100,000		2,990,000	2,100,000	4,000,000
Exercise price (in dollars per share)	$ 6.68	$ 6.65		$ 6.68	$ 6.65	$ 4.75
Share price (in dollars per share)	$ 6.07	$ 6.19
Share options | Tranche 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year (in shares)			1,333,334
Exercise price (in dollars per share)			$ 4.00
Share price (in dollars per share)							$ 3.96
Share options | Tranche 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year (in shares)			1,333,333
Exercise price (in dollars per share)			$ 4.75
Share price (in dollars per share)							3.96
Share options | Tranche 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year (in shares)			1,333,333
Exercise price (in dollars per share)			$ 5.50
Share price (in dollars per share)							$ 3.96